Average Annual Total Returns - VIPSectorFunds-ServiceClass2ComboPRO - VIPSectorFunds-ServiceClass2ComboPRO - VIP Consumer Staples Portfolio	Apr. 30, 2025
VIP Consumer Staples Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	5.29%
Since Inception	2.77%	[1]
SP001
Average Annual Return:
Past 1 year	25.02%
Since Inception	25.15%
F1506
Average Annual Return:
Past 1 year	13.38%
Since Inception	9.76%

[1]	AFrom August 16, 2023.